Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WISDOMTREE TRUST

(the “Trust”)

Supplement dated January 7, 2020

To the currently effective

Summary Prospectus, Statutory Prospectus (collectively the “Prospectuses”) and

Statement of Additional Information (“SAI”) for the

WisdomTree Japan Multifactor Fund

(formerly, WisdomTree Dynamic Currency Hedged Japan Equity Fund)

(the “Fund”)

Please note that effective January 13, 2020, the Fund’s ticker symbol will change from JAMF to JNMF.

Only the Fund’s ticker symbol is changing. The Fund’s name, objective, strategies and expense ratio are not changing.

WisdomTree Japan Multifactor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WISDOMTREE TRUST

(the “Trust”)

Supplement dated January 7, 2020

To the currently effective

Summary Prospectus, Statutory Prospectus (collectively the “Prospectuses”) and

Statement of Additional Information (“SAI”) for the

WisdomTree Japan Multifactor Fund

(formerly, WisdomTree Dynamic Currency Hedged Japan Equity Fund)

(the “Fund”)

Please note that effective January 13, 2020, the Fund’s ticker symbol will change from JAMF to JNMF.

Only the Fund’s ticker symbol is changing. The Fund’s name, objective, strategies and expense ratio are not changing.